Project advances	12 Months Ended
Dec. 31, 2022
Project Advances [Abstract]
Project advances	Project advances

	2022	2021
Current	5,693	3,199
Non-current	947	736
Project advances	6,640	3,935
Project advances represent recoverable advances relating to the development process of new investment funds or to the capture of non-capitalized investment funds. In both cases, the amounts are subject to reimbursement as provided for in the respective agreements between the Group and investors.